Employee Retirement and Severance Benefits (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Dec. 31, 2022 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2023	¥ 46,177
Year ending December 31, 2024	45,013
Year ending December 31, 2025	46,423
Year ending December 31, 2026	44,715
Year ending December 31, 2027	49,524
Year ending December 31, 2028 - 2032	224,410
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2023	15,856
Year ending December 31, 2024	16,721
Year ending December 31, 2025	17,591
Year ending December 31, 2026	18,722
Year ending December 31, 2027	19,985
Year ending December 31, 2028 - 2032	¥ 118,393